Other Liabilities - Details of Other Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Liabilities for concessions		$ 162	$ 94	$ 67
Liabilities for contractual claims	[1]	56	47	49
Provision for operating optimizations	[2]	22	266
Miscellaneous		1	3	6
Liabilities For Agreements Current	[3]	158
Total, other current liabilities		399	410	122
Noncurrent
Liabilities for concessions		91	0	8
Liabilities for contractual claims	[1]	54	74	104
Miscellaneous		1
Liabilities For Agreements Noncurrent	[3]	227
Total, other noncurrent liabilities		$ 373	$ 74	$ 112

[1]	Corresponds to the liability arising from the settlement agreement entered into with Transportadora de Gas del Norte S.A. for claims related to restrictions in the natural gas market for the period from 2007 to 2010.
[2]	Includes, mainly, operating optimizations relating to Mature Fields Project, see Note 11.a).
[3]	Corresponds to the liability related to the assignment of the exploitation concessions in the Province of Santa Cruz within the context of the Mature Fields Project, see Note 11.a).